Others - Foreign exchange risk (Details) € in Thousands, ¥ in Thousands, ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 CNY (¥)
Financial instruments
Currency Amount, Assets	$ 200,811	$ 87,162
Currency Amount, Liabilities	9,396	8,807
Foreign exchange (losses) gains	1,303	(893)	$ (770)
Foreign exchange risk | USD:NTD
Financial instruments
Currency Amount, Assets	$ 22,660	$ 13,774		$ 695,889				$ 381,264
Exchange rate	30.71	27.68		30.71	30.71	30.71	30.71	27.68	27.68	27.68	27.68
Degree of Variation, Assets	1.00%	1.00%
Effect on profit or loss, Assets	$ 227	$ 138
Foreign exchange risk | EUR:NTD
Financial instruments
Currency Amount, Assets	$ 888	$ 2,136		$ 27,256	€ 833			$ 59,132	€ 1,888
Exchange rate	32.72	31.32		32.72	32.72	32.72	32.72	31.32	31.32	31.32	31.32
Degree of Variation, Assets	1.00%	1.00%
Effect on profit or loss, Assets	$ 9	$ 21
Foreign exchange risk | JPY:NTD
Financial instruments
Currency Amount, Assets	$ 3,271	$ 2,421		$ 100,454		¥ 436,755		$ 67,020		¥ 279,248
Exchange rate	0.23	0.24		0.23	0.23	0.23	0.23	0.24	0.24	0.24	0.24
Degree of Variation, Assets	1.00%	1.00%
Effect on profit or loss, Assets	$ 33	$ 24
Foreign exchange risk | USD:JPY
Financial instruments
Currency Amount, Liabilities	$ 221	$ 248				¥ 29,203				¥ 28,542
Exchange rate	132.14	115.09		132.14	132.14	132.14	132.14	115.09	115.09	115.09	115.09
Degree of Variation, Liabilities	1.00%	1.00%
Effect on profit or loss, Liabilities	$ 2	$ 2
Foreign exchange risk | USD:RMB
Financial instruments
Currency Amount, Liabilities	$ 65	$ 79					¥ 453				¥ 503
Exchange rate	6.97	6.37		6.97	6.97	6.97	6.97	6.37	6.37	6.37	6.37
Degree of Variation, Liabilities	1.00%	1.00%
Effect on profit or loss, Liabilities	$ 1	$ 1